BASIS OF PRESENTATION - Basis of consolidation (Details)	Feb. 28, 2026
Eagle Energy
BASIS OF PRESENTATION
Ownership	100.00%
Oregon Energy LLC
BASIS OF PRESENTATION
Ownership	100.00%
SVII
BASIS OF PRESENTATION
Ownership	100.00%